Other liabilities (Details) - Schedule of the breakdown of the consideration - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of The Breakdown Of The Consideration Abstract
Restricted shares	R$ 12,149	R$ 20,510
Warrants	16,727	16,506
Subscription warrant dividends	4,213	780
Total	R$ 33,089	R$ 37,796